Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2022
Disclosure Of Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
44)	QUARTERLY FINANCIAL DATA (UNAUDITED)
(source: condensed consolidated interim financial statements)

	For the three months ended				Year Ended
	June 30, 2021	September 30, 2021	December 31, 2021	March 31, 2022	March 31, 2022
Revenue
Air ticketing	14,711	21,304	27,369	25,328	88,712
Hotels and packages	11,374	33,513	67,248	45,132	157,267
Bus ticketing	4,197	8,386	14,673	12,640	39,896
Other revenue	2,551	4,276	5,733	5,487	18,047
Total revenue	32,833	67,479	115,023	88,587	303,922
Other income	337	383	2,562	208	3,490
Service cost
Procurement cost of hotels and packages services	1,967	7,939	28,990	15,864	54,760
Other cost of providing services	441	843	1,450	1,256	3,990
Personnel expenses	26,457	29,790	30,388	30,289	116,924
Marketing and sales promotion expenses	5,147	11,593	22,231	12,062	51,033
Other operating expenses	11,272	18,318	32,972	19,013	81,575
Depreciation, amortization and impairment	7,401	7,371	7,766	6,958	29,496
Result from operating activities	(19,515)	(7,992)	(6,212)	3,353	(30,366)
Loss before tax	(24,996)	(8,590)	(9,588)	(3,500)	(46,674)
Loss for the period	(24,453)	(8,023)	(9,035)	(4,056)	(45,567)

	For the three months ended				Year Ended
	June 30, 2020	September 30, 2020	December 31, 2020	March 31, 2021	March 31, 2021
Revenue
Air ticketing	3,756	10,873	18,168	24,216	57,013
Hotels and packages	1,121	4,388	24,405	38,062	67,976
Bus ticketing	338	2,652	10,096	11,809	24,895
Other revenue	1,146	3,139	4,137	5,134	13,556
Total revenue	6,361	21,052	56,806	79,221	163,440
Other income	1,360	416	479	1,417	3,672
Service cost
Procurement cost of hotels and packages services	237	397	6,167	12,345	19,146
Other cost of providing services	97	313	1,172	1,580	3,162
Personnel expenses	24,980	25,356	26,579	28,746	105,661
Marketing and sales promotion expenses	884	2,294	7,795	11,768	22,741
Other operating expenses	7,627	10,308	15,020	18,120	51,075
Depreciation and amortization	8,483	8,870	7,895	7,762	33,010
Result from operating activities	(34,587)	(26,070)	(7,343)	317	(67,683)
Loss before tax	(34,704)	(21,309)	(3,569)	(967)	(60,549)
Profit (loss) for the period	(34,570)	(21,177)	(3,496)	3,201	(56,042)